Other Current and Non-current Assets - Other Non current Assets (Details) $ in Thousands		6 Months Ended		12 Months Ended
	Jul. 16, 2014 USD ($) item	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013
Other Non-current Assets
Other assets		$ 5,664		$ 4,401
Total		74,242		72,188
Interest income from fair value unwinding		600		500
Current portion of unearned revenue		11,624		9,853
Non-current portion of unearned revenue		21,465		24,426
ZIM
Other Non-current Assets
Equity participation ZIM	$ 28,700	28,693		28,693
Number of vessels whose charterparties were revised | item	6
Percent of outstanding shares after the restructuring, in exchange for charter rate reductions and cancellation					7.40%
Current portion of unearned revenue		6,000		6,000
Non-current portion of unearned revenue	$ 39,100	21,500		24,400
ZIM | Operating revenues
Other Non-current Assets
Recognized unearned revenue		3,000	$ 3,000
ZIM | Unsecured interest bearing notes maturing in 2023
Other Non-current Assets
Principal amount of unsecured notes received	49,900
ZIM | Unsecured 3% Series 1 ZIM Notes due 2023
Other Non-current Assets
Receivable		6,540		6,587
Principal amount of unsecured notes received	$ 8,800
Interest rate (as a percent)	3.00%
Fair value of notes	$ 6,100	6,500		6,600
Redemption amount		300
ZIM | Unsecured 5% Series 2 ZIM Notes due 2023
Other Non-current Assets
Receivable		33,345		32,507
Principal amount of unsecured notes received	$ 41,100
Interest rate (as a percent)	5.00%
Interest payable quarterly in cash (as a percent)	3.00%
Interest payable in kind (as a percent)	2.00%
Fair value of notes	$ 30,100	33,300		$ 32,500
Noncash interest income		$ 400	$ 400